Notes to the consolidated statements of income - Trade accounts receivables and contract liabilities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes to the consolidated statements of income
Trade accounts receivables from unrelated parties	€ 2,988,956	€ 3,238,090
Contract liabilities	113,154	66,735
Impairment losses relate to receivables	29,252	18,694	€ 111,193
Revenue that was included in contract liability balance at beginning of period	€ 46,252	€ 31,713